UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Equity Growth Fund
March 31, 2011 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--16.5%
Abercrombie & Fitch, Cl. A	43,850	2,573,995
Amazon.com	32,500a	5,854,225
Carnival	67,274	2,580,631
Dick's Sporting Goods	67,280a	2,689,854
DIRECTV, Cl. A	95,400a	4,464,720
Guess?	46,760	1,840,006
Johnson Controls	62,070	2,580,250
Limited Brands	100,270	3,296,878
Lowe's	108,230	2,860,519
Macy's	174,850	4,241,861
Netflix	14,020a,b	3,327,367
Newell Rubbermaid	207,390	3,967,371
Nordstrom	106,030	4,758,626
Omnicom Group	76,140	3,735,428
Priceline.com	6,110a	3,094,348
Stanley Black & Decker	41,980	3,215,668
Staples	172,980	3,359,272
Walt Disney	106,070	4,570,556
		63,011,575
Consumer Staples--9.6%
Dr. Pepper Snapple Group	80,610	2,995,468
Energizer Holdings	27,840a	1,981,094
Kraft Foods, Cl. A	103,020	3,230,707
Lorillard	19,550	1,857,446
PepsiCo	102,090	6,575,617
Philip Morris International	126,830	8,323,853
Procter & Gamble	50,550	3,113,880
Walgreen	109,470	4,394,126
Whole Foods Market	64,590	4,256,481
		36,728,672
Energy--12.2%
Cameron International	65,420a	3,735,482
Chevron	7,790	836,880
ENSCO, ADR	42,380b	2,451,259
Exxon Mobil	262,880	22,116,094
Halliburton	77,300	3,852,632
Occidental Petroleum	38,460	4,018,685
Schlumberger	104,490	9,744,737
		46,755,769
Financial--3.2%
Capital One Financial	61,810	3,211,648
Charles Schwab	158,410b	2,856,132
Hartford Financial Services Group	127,100	3,422,803
Janus Capital Group	214,190b	2,670,949
		12,161,532
Health Care--10.5%
Agilent Technologies	60,580a	2,712,772
Alexion Pharmaceuticals	24,900a	2,457,132
Allergan	34,150	2,425,333
Allscripts Healthcare Solutions	96,010a	2,015,250
Amgen	34,860a	1,863,267
Covidien	74,880	3,889,267
Dendreon	58,540a,b	2,191,152
HCA Holdings	61,000	2,066,070
Hospira	37,340a	2,061,168
Illumina	27,860a,b	1,952,150
McKesson	39,350	3,110,618
Pfizer	153,464	3,116,854
St. Jude Medical	71,640	3,672,266
Vertex Pharmaceuticals	53,210a,b	2,550,355
Warner Chilcott, Cl. A	82,840	1,928,515
Watson Pharmaceuticals	41,680a	2,334,497

		40,346,666
Industrial--12.8%
Caterpillar	110,710	12,327,559
Cooper Industries	83,350	5,409,415
Cummins	50,150	5,497,443
Dover	69,161	4,546,644
Eaton	95,220	5,278,997
General Electric	292,450	5,863,623
Ingersoll-Rand	146,150b	7,060,507
Owens Corning	80,470a,b	2,896,115
		48,880,303
Information Technology--30.3%
Alcatel-Lucent, ADR	402,480a,b	2,338,409
Apple	59,974a	20,897,940
Atmel	214,360a	2,921,727
BMC Software	85,500a	4,252,770
Corning	183,300	3,781,479
Electronic Arts	133,740a	2,611,942
Google, Cl. A	19,886a	11,657,372
Informatica	46,760a	2,442,275
International Business Machines	78,920	12,869,484
Motorola Mobility Holdings	83,510a	2,037,644
NetApp	100,920a	4,862,326
OmniVision Technologies	100,500a,b	3,570,765
Oracle	348,030	11,613,761
Paychex	133,640	4,190,950
QUALCOMM	227,300	12,462,859
Salesforce.com	22,180a,b	2,962,804
Teradata	81,010a	4,107,207
Trimble Navigation	79,100a	3,997,714
VMware, Cl. A	28,870a,b	2,354,060
		115,933,488
Materials--4.1%
Air Products & Chemicals	44,790	4,039,162
Crown Holdings	78,270a	3,019,657
Freeport-McMoRan Copper & Gold	82,520	4,583,986
Mosaic	51,030	4,018,613
		15,661,418
Total Common Stocks
(cost $284,206,524)		379,479,423

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,733,000)	2,733,000[c]	2,733,000

Investment of Cash Collateral for
Securities Loaned--5.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,340,115)	20,340,115[c]	20,340,115

Total Investments (cost $307,279,639)	105.2%	402,552,538
Liabilities, Less Cash and Receivables	(5.2%)	(19,833,031)
Net Assets	100.0%	382,719,507

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $19,840,895 and the value of the collateral held by the fund was $20,340,115.
c Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $307,279,639.

Net unrealized appreciation on investments was $95,272,899 of which $97,316,579 related to appreciated investment securities and $2,043,680 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	374,689,755		-	- 374,689,755
Equity Securities - Foreign+	4,789,668		-	- 4,789,668
Mutual Funds	23,073,115		-	- 23,073,115

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
March 31, 2011 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Consumer Discretionary--12.9%
Bed Bath & Beyond	64,380a	3,107,623
CBS, Cl. B	112,730	2,822,759
DreamWorks Animation SKG, Cl. A	76,990a,b	2,150,331
Guess?	51,110	2,011,178
Nordstrom	88,500	3,971,880
Warnaco Group	51,610a,b	2,951,576
Williams-Sonoma	70,630	2,860,515
		19,875,862
Consumer Staples--6.3%
Estee Lauder, Cl. A	25,310	2,438,872
Hansen Natural	39,630a	2,386,915
Mead Johnson Nutrition	35,530	2,058,253
Whole Foods Market	43,720	2,881,148
		9,765,188
Energy--10.9%
Consol Energy	45,950	2,464,298
Denbury Resources	193,860a,b	4,730,184
Nabors Industries	84,360a	2,562,857
Oil States International	30,990a	2,359,579
Plains Exploration & Production	62,740a	2,273,070
Range Resources	42,820b	2,503,257
		16,893,245
Financial--10.2%
Green Dot, Cl. A	46,890b	2,012,050
Huntington Bancshares	336,470	2,234,161
KeyCorp	406,680	3,611,318
New York Community Bancorp	197,390	3,406,951
Och-Ziff Capital Management Group,
Cl. A	127,240b	2,076,557
Signature Bank	44,090a	2,486,676
		15,827,713
Health Care--15.0%
Alexion Pharmaceuticals	26,380a	2,603,178
Allscripts Healthcare Solutions	186,370a	3,911,906
AmerisourceBergen	56,290	2,226,832
CareFusion	82,890a	2,337,498
Cooper	33,690	2,339,770
SXC Health Solutions	51,460a	2,820,008
United Therapeutics	35,400a,b	2,372,508
Universal Health Services, Cl. B	47,570	2,350,434
Watson Pharmaceuticals	40,283a	2,256,251
		23,218,385
Industrial--15.1%
AMETEK	72,793	3,193,429
Cummins	24,690	2,706,518
Dover	35,700	2,346,918
Equifax	30,830	1,197,746
IDEX	84,360	3,682,314
Jacobs Engineering Group	50,220a,b	2,582,815
Rockwell Automation	24,760b	2,343,534
Roper Industries	32,769b	2,833,208
Thomas & Betts	42,020a	2,498,929
		23,385,411
Information Technology--24.6%
Akamai Technologies	60,100a	2,283,800
Avago Technologies	78,600	2,444,460
Baidu, ADR	27,140a	3,740,163
BMC Software	74,700a	3,715,578
Broadcom, Cl. A	74,970	2,952,319
Cypress Semiconductor	105,310a	2,040,908
Harris	62,000	3,075,200
Jabil Circuit	108,130	2,209,096
LSI	126,260a	858,568
NetApp	63,690a	3,068,584
PMC-Sierra	262,950a	1,972,125

QLogic	113,910	a	2,113,030
Salesforce.com	18,160	a	2,425,813
SuccessFactors	64,100	a,b	2,505,669
Teradata	51,980	a	2,635,386
			38,040,699
Materials--3.1%
CF Industries Holdings	16,780		2,295,336
Reliance Steel & Aluminum	43,760		2,528,453
			4,823,789
Total Common Stocks
(cost $129,244,004)			151,830,292

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,063,000)	3,063,000	[c]	3,063,000

Investment of Cash Collateral for
Securities Loaned--7.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,382,341)	11,382,341	[c]	11,382,341

Total Investments (cost $143,689,345)	107.4%		166,275,633
Liabilities, Less Cash and Receivables	(7.4%)		(11,459,381)
Net Assets	100.0%		154,816,252

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $11,231,447 and the value of the collateral held by the fund was $11,382,341.
c Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $143,689,345. Net unrealized appreciation on investments was $22,586,288 of which $24,452,212 related to appreciated investment securities and $1,865,924 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	24.6
Health Care	15.0
Industrial	15.1
Consumer Discretionary	12.9
Energy	10.9
Financial	10.2
Money Market Investment	9.3
Consumer Staples	6.3
Materials	3.1
107.4

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	148,090,129	-	-	148,090,129
Equity Securities - Foreign+	3,740,163	-	-	3,740,163
Mutual Funds	14,445,341	-	-	14,445,341

'+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date: May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)